Provisions - Schedule of Provision Related to the Present Value of its Best Estimate of the Potential Liability (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 USD ($)	Jul. 13, 2013 USD ($)	Jul. 13, 2013 COP ($)
Disclosure of other provisions [line items]
Provisions	$ 34,810		$ 31,801		$ 33,328
Other Environment Related Provision, 2010 And 2011 Environmental Discharges
Disclosure of other provisions [line items]
Provisions	$ 5,600	$ 21,150,000.0	$ 4,800	$ 21,100,000.0		$ 9,500	$ 35,800.0